Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 18,263,788	$ 18,779,172	$ 21,042,363
Less: Cost of revenues	17,479,479	14,976,016	6,938,063
Less: Operating expenses:
Selling and marketing	1,708,222	3,764,792	14,695,165
General and administrative	29,925,057	22,844,383	6,750,417
Research and development	9,401,883	8,710,746	3,478,570
Total operating expenses	41,035,162	35,319,921	24,924,152
Loss from operations	(40,250,853)	(31,516,765)	(10,819,852)
Other income (expense):
Interest expense	(3,625,748)	(102,084)	(80,184)
Foreign exchange gains (losses), net	2,078,714	(698,211)	(1,204,001)
Other income, net	1,740,922	294,857	250,510
Total other income (expense), net	193,888	(505,438)	(1,033,675)
Loss before income taxes	(40,056,965)	(32,022,203)	(11,853,527)
Income tax benefit (expense)		70,992	(74,009)
Net loss	(40,056,965)	(31,951,211)	(11,927,536)
Less: Net loss attributable to non-controlling interest	191,325	438,033
Net loss attributable to owners of the Company	(39,865,640)	(31,513,178)	(11,927,536)
Comprehensive loss:
Net loss	(40,056,965)	(31,951,211)	(11,927,536)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(2,937,074)	541,489	447,246
Comprehensive loss	(42,994,039)	(31,409,722)	(11,480,290)
Less: Comprehensive loss attributable to the non-controlling interest	41,022	(4,878)
Comprehensive loss attributable to owners of the Company	$ (42,953,017)	$ (31,414,600)	$ (11,480,290)
Net loss per ordinary share:
Basic and Diluted (in Dollars per share)	$ (0.18)	$ (0.16)	$ (0.16)
Weighted average number of ordinary shares outstanding Basic and Diluted (in Shares)	221,984,037	201,005,995	72,919,624